INTANGIBLES - Reconciliation of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 9,222.2
Intangible assets, final balance	10,041.7	R$ 9,222.2
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	9,222.2	8,689.0
Effects of movements in foreign exchange in the balance sheet	(2,249.5)	(1,367.5)
Effect of application of IAS 29 (hyperinflation)	995.8	1,134.1
Additions	1,467.9	227.4
Transfers	1,293.5	1,041.4
Disposal	1.6
Amortization	686.6	502.2
Intangible assets, final balance	10,041.7	9,222.2
Acquisition cost	16,086.2	15,044.4
Depreciation	(6,044.5)	(5,822.2)
Amortization	(686.6)	(502.2)
Disposal	(1.6)
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	6,163.1	6,329.0
Effects of movements in foreign exchange in the balance sheet	(1,838.5)	(1,096.2)
Effect of application of IAS 29 (hyperinflation)	808.6	930.3
Additions	73.9
Transfers
Disposal
Amortization
Intangible assets, final balance	5,207.1	6,163.1
Acquisition cost	5,207.1	6,163.1
Depreciation
Amortization
Disposal
Gross carrying amount [member] | Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	571.7	671.2
Effects of movements in foreign exchange in the balance sheet	(33.5)	(44.7)
Effect of application of IAS 29 (hyperinflation)		0.1
Additions	869.3
Transfers		3.2
Disposal
Amortization	56.7	58.1
Intangible assets, final balance	1,350.8	571.7
Acquisition cost	4,087.0	3,308.6
Depreciation	(2,736.2)	(2,736.9)
Amortization	(56.7)	(58.1)
Disposal
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,134.1	1,129.7
Effects of movements in foreign exchange in the balance sheet	(344.6)	(130.6)
Effect of application of IAS 29 (hyperinflation)	176.2	126.9
Additions	37.0	6.9
Transfers	976.5	1,402.3
Disposal	0.9
Amortization	573.5	401.1
Intangible assets, final balance	2,404.8	2,134.1
Acquisition cost	4,954.2	4,353.9
Depreciation	(2,549.4)	(2,219.8)
Amortization	(573.5)	(401.1)
Disposal	(0.9)
Gross carrying amount [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	353.3	559.1
Effects of movements in foreign exchange in the balance sheet	(32.9)	(96.0)
Effect of application of IAS 29 (hyperinflation)	11.0	76.8
Additions	487.7	220.5
Transfers	317.0	(364.1)
Disposal	0.7
Amortization	56.4	43.0
Intangible assets, final balance	1,079.0	353.3
Acquisition cost	1,837.9	1,218.8
Depreciation	(758.9)	(865.5)
Amortization	(56.4)	(43.0)
Disposal	R$ (0.7)